SCHEDULE OF CAPITAL EXPENDITURES CONTRACTED FOR AT THE BALANCE SHEET DATE BUT NOT RECOGNIZED (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Sep. 30, 2025
Antelope Holding Chengdu Co. Ltd [member]
IfrsStatementLineItems [Line Items]
Contracted for capital commitment	$ 5,705	$ 6,120
Antelope Future (Yangpu) [member]
IfrsStatementLineItems [Line Items]
Contracted for capital commitment	7,244	7,244
Antelope Ruicheng Investment [member]
IfrsStatementLineItems [Line Items]
Contracted for capital commitment	6,850	6,850
Wenzhou Kylin Cloud Service Technology [member]
IfrsStatementLineItems [Line Items]
Contracted for capital commitment	704	704
Jiangxi Kylin Cloud Service Technology [member]
IfrsStatementLineItems [Line Items]
Contracted for capital commitment	704	704
Anhui Kylin Cloud Service Technology [member]
IfrsStatementLineItems [Line Items]
Contracted for capital commitment	$ 428	$ 428